SECURITY DEPOSIT	12 Months Ended
Jan. 31, 2023
Deposit Assets Disclosure [Abstract]
SECURITY DEPOSIT [Text Block]

5. SECURITY DEPOSIT

Non-current assets include a security deposit with the Alberta Energy Regulator ("AER") under the AER's Liability Management programs to cover potential liabilities relating to its wells. The required security deposit with the AER is determined based on a monthly licensee management rating assessment. At January 31, 2023, the security deposit had a balance of $46,871 (January 31, 2022 - $49,011).